Stock-Based Compensation - Schedule of Stock Option Activity (Details) - $ / shares					1 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Feb. 14, 2024	Dec. 31, 2023	Dec. 31, 2022	Feb. 13, 2024	Sep. 30, 2024	Dec. 31, 2023
Stock-Based Compensation - Schedule of Stock Option Activity (Details) [Line Items]
Outstanding Shares, Balance	26,575		504	1,138,110		26,575	504
Weighted Average Exercise Price Per Share, Balance	$ 163		$ 418.92	$ 0.29		$ 163	$ 418.92
Weighted Average Remaining Contractual Life (in years), Balance			6 years 10 months 9 days	8 years 2 months 4 days		9 years 6 months 3 days
Outstanding Shares, Exercisable			651,663				651,663
Weighted Average Exercise Price Per Share, Exercisable			$ 0.28				$ 0.28
Weighted Average Remaining Contractual Life (in years), Exercisable	4 months 17 days						6 years 7 months 6 days
Outstanding Shares, Options exercised							(24,166)
Weighted Average Exercise Price Per Share, Options exercised							$ 0.24
Outstanding Shares, Options cancelled/forfeited/expired							(331,445)
Weighted Average Exercise Price Per Share, Options cancelled/forfeited/expired							$ 0.31
Previously Reported [Member]
Stock-Based Compensation - Schedule of Stock Option Activity (Details) [Line Items]
Outstanding Shares, Balance			782,499				782,499
Weighted Average Exercise Price Per Share, Balance			$ 0.27				$ 0.27
Weighted Average Remaining Contractual Life (in years), Balance							6 years 10 months 9 days